SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is October 26, 2018.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND

MFS® GROWTH ALLOCATION FUND MFS® INTERNATIONAL DIVERSIFICATIONSM FUND MFS® INTERNATIONAL GROWTH FUND MFS® INTERNATIONAL VALUE FUND MFS® MANAGED WEALTH FUND MFS® MODERATE ALLOCATION FUND

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, and MFS Moderate Allocation Fund only, as follows:
Compensation
MFS' philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Ms. Camille Humphries Lee and Mr. Thomas Melendez, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten, five, and three year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices ("benchmarks"). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Aggressive Growth Allocation Fund	Natalie Shapiro[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds

MFS Conservative Allocation Fund	Natalie Shapiro[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Conservative Funds

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Fund	Portfolio Manager	Benchmark(s)
MFS Growth Allocation Fund	Natalie Shapiro[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Growth Index
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Growth Funds

MFS Moderate Allocation Fund	Natalie Shapiro[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Moderate Funds

1 Information is as of September 1, 2018.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Ms. Camille Humphries Lee and Mr. Thomas Melendez, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management's assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Joseph Flaherty, Jr., his compensation reflects his broader role within MFS as Chief Investment Risk Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan - Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

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Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended May 31, 2018. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Aggressive Growth Allocation Fund	Joseph Flaherty, Jr.	N
	Natalie Shapiro[1]	N

MFS Conservative Allocation Fund	Joseph Flaherty, Jr.	F
	Natalie Shapiro[1]	N

MFS Growth Allocation Fund	Joseph Flaherty, Jr.	F
	Natalie Shapiro[1]	N

MFS International Diversification Fund	Camille Humphries Lee[1]	B
	Thomas Melendez	D

MFS Moderate Allocation Fund	Joseph Flaherty, Jr.	F
	Natalie Shapiro[1]	N
1 Mses. Humphries Lee and Shapiro became Portfolio Managers of the Fund on September 1, 2018. Information is as of September 30, 2018.

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended May 31, 2018:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Aggressive Growth Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	17	$20.8 billion
		Other Pooled Investment Vehicles	12	$420.0 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable

MFS Conservative Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	17	$20.8 billion
		Other Pooled Investment Vehicles	12	$420.0 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Growth Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	17	$20.8 billion
		Other Pooled Investment Vehicles	12	$420.0 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable

MFS International Diversification Fund	Camille Humphries Lee[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	7	$25.9 billion
		Other Pooled Investment Vehicles	2	$227.8 million
		Other Accounts	1	$122.9 million
	Thomas Melendez	Registered Investment Companies[1]	7	$24.6 billion
		Other Pooled Investment Vehicles	2	$220.7 million
		Other Accounts	1	$121.6 million

MFS Moderate Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	17	$20.8 billion
		Other Pooled Investment Vehicles	12	$420.0 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	20	$22.6 billion
		Other Pooled Investment Vehicles	12	$423.5 million
		Other Accounts	0	Not Applicable
[1]	Includes the Fund.
[2]	Account Information is as of September 30, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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